Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventories
Inventory write-down	¥ 9,535	¥ 5,162	¥ 35,406	$ 4,883	¥ 49,485	¥ 44,134